Ropes & Gray

One Metro Center

700 12th Street, N.W.

Suite 900

Washington, DC 20005-3948

WRITER’S DIRECT DIAL NUMBER: (202) 508-4732

March 15, 2013

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:  Sterling Capital Variable Insurance Funds, File Nos. 333-121205 and 811-21682

Ladies and Gentlemen:

On behalf of Sterling Capital Variable Insurance Funds, accompanying this letter for electronic filing under Rule 497(e) of the Securities Act of 1933, as amended (“Rule 497(e)”), is an interactive data file relating to a supplement filed with the Securities and Exchange Commission on February 26, 2013 under Rule 497(e), to the following:

Sterling Capital Select Equity Variable Insurance Fund Prospectus, dated May 1, 2012, as amended.

The purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A, and Rule 497(e).

Please call me at 202-508-4732 if you have any questions regarding this filing.

Sincerely,

/s/ Margaret S. Moore